7. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured on a recurring basis

	Fair Value at December 31,	Fair Value Measurement at December 31, 2018
	2018	Level 1	Level 2	Level 3
Investment in Rio Silver equities	$70,609	$70,609	$–	$–

	Fair Value at December 31,	Fair Value Measurement at December 31, 2017
	2017	Level 1	Level 2	Level 3
Investment in Rio Silver equities	$109,532	$109,532	$–	$–

Schedule of derivative liability activity
Balance December 31, 2016	119,500
Total losses (unrealised, realized) included in net loss	657,776
Reclassifications of derivative liability to APIC	(777,276)
Balance December 31, 2017	–
Convertible note discount from derivative liability	295,000
Warrant derivative liability	168,791
Resolution of derivative liability	(239,262)
Total losses (unrealised, realized) included in net loss	(224,529)
Balance December 31, 2018	–

Schedule of activity in equities
Balance December 31, 2016	$59,753
Total unrealized losses included in Other comprehensive loss	(8,518)
Purchases of Rio Silver equities	58,297
Balance December 31, 2017	109,532
Change in fair value	(38,923)
Balance December 31, 2018	$70,609